Warrant liability (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule Of Changes In Warrant Liability
The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at December 31, 2017. The Black-Scholes option pricing model uses "Level 2" inputs, as defined by IFRS 13, Fair value measurement ("IFRS 13") and as discussed in note 22 - Financial instruments and financial risk management.

	Number of equivalent shares	Market-value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(a)	(b)	(c)	(d)
July 2013 Warrants	25,996	2.36	185.00	1.75%	136.18%	0.58	0.00%
March 2015 Series A Warrants (e)	115,844	2.36	1.07	1.90%	132.24%	2.19	0.00%
December 2015 Warrants	2,331,000	2.36	7.10	1.97%	137.02%	2.96	0.00%
November 2016 Warrants (f)	945,000	2.36	4.70	1.91%	145.04%	2.34	0.00%
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(a)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.

(b)	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.

(c)	Based upon time to expiry from the reporting period date.

(d)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(e)
For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (see note 16 - Share capital).

(f)
For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10 call option, which was also calculated using the Black-Scholes pricing model. (see note 16 - Share capital).

The change in the Company's warrant liability can be summarized as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Balance – Beginning of the year	6,854	10,891	8,225
Share purchase warrants issued during the year (note 16)	—	400	28,678
Derecognition due to early expiry (note 16)	—	—	(5,865)
Share purchase warrants exercised during the year	(735)	—	(31,103)
Change in fair value of share purchase warrants	(2,222)	(4,437)	10,956
Balance - End of the year	3,897	6,854	10,891
Less: current portion	—	—	(1,411)
Non-current portion	3,897	6,854	9,480

Summary Of Share Purchase Warrant Activity
A summary of the activity related to the Company's share purchase warrants is provided below.

	Years ended December 31,
	2017				2016			2015
	Number		Weighted average exercise price (US$)		Number	Weighted average exercise price (US$)		Number	Weighted average exercise price (US$)
Balance – Beginning of the year	3,779,245		9.66	*	2,842,309	11.30	*	287,852	104.46
Issued (note 16)	—		—		945,000	4.70		3,076,956	5.94	*
Exercised	(331,730)	**	1.07		—	—		(298,088)	4.24
Expired (note 16)	(29,675)		345.00		(8,064)	4.23		(224,111)	66.90
Non-current portion	3,417,840		7.59		3,779,245	9.66		2,842,309	11.30
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*	As adjusted (note 16 - Share capital)
** A portion of the Series A warrants was exercised using the cashless feature. Therefore, the total number of equivalent shares issued was 301,343.

Summary of Share Purchase Warrants Outstanding And Exercisable
The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2017:

Exercise price ($)	Number	Weighted average remaining contractual life (years)
1.07	115,844	2.19
4.70	945,000	2.34
7.10	2,331,000	2.96
185.00	25,996	0.58
	3,417,840	2.74